Net income per common share (Tables)	12 Months Ended
Dec. 31, 2019
Earnings Per Share
Computation of Net Income (Loss) Per Common Share ("EPS"), Basic and Diluted
(In thousands, except per share information)	2019	2018	2017
Net income from continuing operations	$671,135	$618,158	$107,681
Preferred stock dividends	(3,723)	(3,723)	(3,723)
Net income applicable to common stock	$667,412	$614,435	$103,958
Average common shares outstanding	96,848,835	101,142,258	101,966,429
Average potential dilutive common shares	148,965	166,385	78,907
Average common shares outstanding - assuming dilution	96,997,800	101,308,643	102,045,336
Basic EPS from continuing operations	$6.89	$6.07	$1.02
Total Basic EPS	$6.89	$6.07	$1.02
Diluted EPS from continuing operations	$6.88	$6.06	$1.02
Total Diluted EPS	$6.88	$6.06	$1.02